Capital Stock (Valuation Assumptions Used For Warrants) (Details) (Warrants [Member])	12 Months Ended
Dec. 31, 2013
Warrants [Member]
Risk-free interest rates	0.0123%
Expected volatility	0.9138%
Dividend yields	0.00%
Expected lives	5 years